U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.


1.   Name and address of issuer:
     Edward D. Jones & Company Daily Passport Cash Trust
     Federated Investors
     Federated Investors Tower
     Pittsburgh, Pennsylvania 15222-3779

2. Name of each series or class of funds for which this notice is filed:
            Edward D. Jones & Company Daily Passport Cash Trust

3.   Investment Company Act File Number:     811-2993
     Securities Act File Number:              2-66437

4.   Last day of fiscal year for which this notice is filed:
     February 28, 1997

5.   Check box if this notice is being filed more than 180
     days after the close of the issuer's fiscal year for
     purposes of reporting securities sold after the close
     of the fiscal year but before termination of the
     issuer's 24f-2 declaration:
                                                  [   ]

6.   Date of termination of issuer's declaration under rule
     24f-2(a)(1), if applicable:


7.   Number and amount of securities of the same class or
     series which had been registered under the Securities
     Act of 1933 other than pursuant to rule 24f-2 in a
     prior fiscal year, but which remained unsold at the
     beginning of the fiscal year:         0:$0

8.   Number and amount of securities registered during the
     fiscal year other than pursuant to rule 24f-2:   0:$0

9. Number and aggregate sale price of securities sold during the fiscal year (includes DRIP shares):
         16,690,822,682  :$16,690,822,682

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
         16,690,822,682 :$16,690,822,682

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:


12.  Calculation of registration fees:

     (i)  Aggregate sale price of securities sold during the
          fiscal year in reliance on rule 24f-2 (from Item
          10):    $16,690,822,682
     (ii) Aggregate price of shares issued in connection
          with dividend reimbursement plans
          (from Item 11, if applicable)                +
     (iii) Aggregate
          price of shares redeemed or repurchased
          during the fiscal year (if applicable)-
          15,881,957,509
     (iv) Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing
          fees pursuant to rule 24e-2 (if applicable)         +
     (v)  Net aggregate price of securities sold and issued
          during the fiscal year in reliance on rule 24f-2 [line
          (i), plus line (ii), less line (iii), plus line (iv)] (if
          applicable):                       $808,865,173
     (vi) Multiplier prescribed by Section 6(b) of the
          Securities Act of 1933 or other applicable law or regulation
          (see Instruction C.6):             x
          1/3300
     (vii)  Fee due [line
          (i) or line (v) multiplied by line (vi)]:$245,111


Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v)
              only if the form in being filed within 60 days after the close of the issuer's fiscal year. See
              Instruction C.3.

13.  Check box if fees are being remitted to the
     Commission's lockbox depository as described in section
     3a of the Commission's Rules of Informal and Other
     Procedures  (17 CFR 202.3a).
                                                  [   ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

April 15, 1997

                         SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                    S. Elliott Cohan
                    Assistant Secretary

Date:               S. Elliott Cohan

 *  Please print the name and title of the signing officer
                    below the signature.